6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended
Sep. 30, 2014
Accounts Payable And Accrued Expenses Tables
Related Party Payable and Accrued Expenses

	September 30, 2014	December 31, 2013
Related party payables due to Diane Cassidy for amounts paid on behalf of UREE	$3,612	$—
Related party payables due to Kevin Cassidy for amounts paid on behalf of UREE	903	—
Related party payables due to Lattimore Properties, Inc. for amounts paid on behalf of UREE	17,520	80,470
Related party payables due to Logic International Consulting Group for services	61,750	—
Related party payables due to CRE Cloud Solutions for services	1,624	—

	$85,409	$80,470